Borrowings	3 Months Ended
Mar. 31, 2023
Borrowings
Borrowings

8. Borrowings

	March 31,	December 31,
	2023	2022
	€1,000	€1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,133	1,035
Convertible notes	1,067	1,369
Accrued interest on convertible notes	372	460

Total borrowings	6,479	6,771
Current portion	(2,576)	(2,500)
	3,903	4,271

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts were drawn under this facility from 2018 through 2022. The credit of € 3,907,000 was used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10. The received amount of € 3,907,000 is recognized under borrowings at March 31, 2023 and December 31, 2022. The credit and accrued interest of 10% per annum is repayable depending on the future development of the sepofarsen program.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. (‘Amylon’) and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

In 2023 and 2022, Amylon entered into waiver agreements with certain lenders. Such lenders’ loan agreements with Amylon are severed and any claims to repayment of any outstanding debt and accumulated interest are renounced. The amount of convertible loans and accumulated interest waived under these agreements in the three month period ended March 31, 2023 is € 408,000 (three month period ended March 31, 2022: nil). The resulting gain was recognized as a gain on derecognition of financial liabilities (refer to note 17).

In September 2022, ProQR extinguished its debt with Pontifax and Kreos by repaying all outstanding principal amounts. Pontifax’ and Kreos’ warrants remain in place until their five-year economic life expires. These warrants are accounted for as embedded derivatives and were recognized separately from the host contract as derivative financial liabilities at fair value through profit or loss.